SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4%
	AEROSPACE & DEFENSE - 2.9%
84	Lockheed Martin Corporation	$ 38,209
74	Northrop Grumman Corporation	35,421
		73,630
	BANKING - 3.3%
424	JPMorgan Chase & Company(a)	84,927

	BEVERAGES - 3.9%
825	Coca-Cola Company (The) (a)	50,473
265	PepsiCo, Inc.(a)	46,378
		96,851
	BIOTECH & PHARMA - 13.5%
323	AbbVie, Inc.(a)	58,818
150	Amgen, Inc.	42,648
122	Eli Lilly and Company(a)	94,911
364	Johnson & Johnson	57,581
459	Merck & Company, Inc.(a)	60,565
181	Zoetis, Inc.	30,627
		345,150
	CABLE & SATELLITE - 2.5%
1,459	Comcast Corporation, Class A(a)	63,248

	COMMERCIAL SUPPORT SERVICES - 1.7%
204	Waste Management, Inc.(a)	43,483

	DIVERSIFIED INDUSTRIALS - 3.4%
146	Eaton Corporation PLC(a)	45,651
202	Honeywell International, Inc.(a)	41,461
		87,112
	ELECTRIC UTILITIES - 1.5%
588	NextEra Energy, Inc.(a)	37,579

	ELECTRICAL EQUIPMENT - 4.0%
268	Amphenol Corporation, Class A(a)	30,914
178	TE Connectivity Ltd.(a)	25,853

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	ELECTRICAL EQUIPMENT - 4.0% (Continued)
147	Trane Technologies PLC(a)	$ 44,128
		100,895
	FOOD - 1.4%
505	Mondelez International, Inc.(a)	35,350

	HEALTH CARE FACILITIES & SERVICES - 4.2%
80	Elevance Health, Inc.	41,483
131	UnitedHealth Group, Inc.(a)	64,806
		106,289
	HOUSEHOLD PRODUCTS - 2.3%
368	Procter & Gamble Company (The) (a)	59,708

	INSURANCE - 2.7%
97	Aon PLC, Class A	32,371
179	Marsh & McLennan Companies, Inc.(a)	36,870
		69,241
	LEISURE FACILITIES & SERVICES - 3.1%
155	McDonald's Corporation	43,703
383	Starbucks Corporation	35,002
		78,705
	MACHINERY - 3.4%
136	Caterpillar, Inc.(a)	49,835
87	Deere & Company	35,734
		85,569
	MEDICAL EQUIPMENT & DEVICES - 1.8%
186	Danaher Corporation(a)	46,448

	RETAIL - DISCRETIONARY - 5.6%
163	Home Depot, Inc. (The) (a)	62,526
162	Lowe's Companies, Inc.(a)	41,266
390	TJX Companies, Inc. (The) (a)	39,554
		143,346
	SEMICONDUCTORS - 7.2%
150	Analog Devices, Inc.(a)	29,669

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SEMICONDUCTORS - 7.2% (Continued)
56	Broadcom, Inc.	$ 74,223
268	QUALCOMM, Inc.(a)	45,372
194	Texas Instruments, Inc.(a)	33,797
		183,061
	SOFTWARE - 7.4%
335	Microsoft Corporation(a)	140,941
370	Oracle Corporation(a)	46,476
		187,417
	TECHNOLOGY HARDWARE - 4.2%
628	Apple, Inc.(a)	107,689

	TECHNOLOGY SERVICES - 12.2%
108	Accenture PLC, Class A	37,434
312	Cognizant Technology Solutions Corporation, Class A(a)	22,866
139	Mastercard, Inc., Class A(a)	66,939
94	Moody's Corporation	36,945
56	MSCI, Inc.	31,385
94	S&P Global, Inc.	39,992
276	Visa, Inc., Class A(a)	77,027
		312,588
	TELECOMMUNICATIONS - 3.2%
1,939	Verizon Communications, Inc.(a)	81,360

	TOBACCO & CANNABIS - 1.5%
429	Philip Morris International, Inc.(a)	39,305

	TRANSPORTATION & LOGISTICS - 1.5%
1,065	CSX Corporation	39,480

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares					Fair Value
	COMMON STOCKS — 98.4% (Continued)
	TOTAL COMMON STOCKS (Cost $2,460,486)				$ 2,508,431

	TOTAL INVESTMENTS - 98.4% (Cost $2,460,486)				$ 2,508,431
	CALL OPTIONS WRITTEN - (1.0)% (Proceeds - $26,046)				(26,129)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%				66,231
	NET ASSETS - 100.0%				$ 2,548,533

Contracts(b)
	WRITTEN EQUITY OPTIONS - (1.0)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.0)%
3	AbbVie, Inc.	05/17/2024	$ 185.00	$ 54,630	$ 1,161
2	Amphenol Corporation	04/19/2024	120.00	23,070	120
1	Analog Devices, Inc.	06/21/2024	210.00	19,779	550
6	Apple, Inc.	05/17/2024	190.00	102,888	606
1	Caterpillar, Inc.	05/17/2024	370.00	36,643	1,337
8	Coca-Cola Company (The)	06/21/2024	65.00	48,944	282
3	Cognizant Technology Solutions Corporation	06/21/2024	85.00	21,987	138
14	Comcast Corporation	06/21/2024	45.00	60,690	1,903
1	Danaher Corporation	05/17/2024	270.00	24,972	225
1	Eaton Corp PLC	05/17/2024	320.00	31,268	975
1	Eli Lilly & Company	05/17/2024	850.00	77,796	1,441
1	Home Depot, Inc. (The)	05/17/2024	400.00	38,360	589
2	Honeywell International, Inc.	05/17/2024	210.00	41,050	686
4	JPMorgan Chase & Company	04/19/2024	205.00	80,120	816
1	Lowe's Companies, Inc.	06/21/2024	260.00	25,473	895
1	Marsh & McLennan Companies, Inc.	06/21/2024	220.00	20,598	191
1	Mastercard, Inc.	05/17/2024	505.00	48,157	555
4	Merck & Company, Inc.	05/17/2024	135.00	52,780	1,015
3	Microsoft Corporation	05/17/2024	450.00	126,216	1,624
5	Mondelez International, Inc.	06/21/2024	77.50	35,000	180
5	NextEra Energy, Inc.	05/17/2024	65.00	31,955	1,013
3	Oracle Corporation	06/21/2024	140.00	37,683	660
2	PepsiCo, Inc.	05/17/2024	180.00	35,002	456
4	Philip Morris International, Inc.	06/21/2024	97.50	36,648	412
3	Procter & Gamble Company (The)	04/19/2024	165.00	48,675	356
2	QUALCOMM, Inc.	05/17/2024	175.00	33,860	1,356
1	TE Connectivity Ltd.	04/19/2024	150.00	14,524	78
1	Texas Instruments, Inc.	05/17/2024	170.00	17,421	933
3	TJX Companies, Inc. (The)	06/21/2024	105.00	30,426	719
1	Trane Technologies PLC	06/21/2024	300.00	30,020	1,480
1	UnitedHealth Group, Inc.	04/19/2024	510.00	49,470	613
19	Verizon Communications, Inc.	05/17/2024	43.00	79,724	1,310
2	Visa, Inc.	06/21/2024	300.00	55,816	605

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS - (1.0)% (Continued)	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- (1.0)% (Continued)
2	Waste Management, Inc.	06/21/2024	$ 220.00	$ 42,630	$ 849
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $26,046)				$ 26,129

Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2024 the total value of securities held as collateral is $1,514,275.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.